Leases (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 03, 2022 USD ($)	Jan. 03, 2022 CNY (¥)
Operating lease, right-of-use asset	$ 447,421			¥ 3,232,975	¥ 4,064,525	$ 900,000	¥ 5,700,000
Operating lease, liability						$ 900,000	¥ 5,700,000
Weighted average remaining lease term	2 years 6 months 25 days			2 years 6 months 25 days
Rent expenses	$ 142,699	¥ 960,220	¥ 943,789
Maximum [Member]
Incremental borrowing rate	7.00%	7.00%